Segments and Geographic Areas (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenue	$ 26,945,564	$ 185,933,821	$ 377,742,872	$ 144,352,840	[1]
Cost of Sales
Cost of Sales	257,406	23,280,931	130,464,906	137,188,393	[1]
Segment Reporting Information, Profit (Loss) [Abstract]
Gross Profit	26,688,158	393,136	3,167,834	7,164,447	[1]
Assets [Abstract]
Total	146,222,238		94,235,112	63,444,488	[2]
Operating Segments
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenue	26,945,564	185,933,821	383,171,656	144,352,840
Segment Reporting Information, Profit (Loss) [Abstract]
Gross Profit	26,688,158	393,136	379,435,961	7,164,447
Assets [Abstract]
Total	147,355,800		94,395,122
Unallocated assets
Assets [Abstract]
Total			16,199,373	11,270,378
Intersegment elimination
Assets [Abstract]
Total			0	(5,051,660)
Legacy YOD | Operating Segments
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenue	0	0	0	794,273
Cost of Sales
Cost of Sales	0	0
Segment Reporting Information, Profit (Loss) [Abstract]
Gross Profit			0	31,659
Assets [Abstract]
Total	10,578,437		26,442,810	27,141,163
Wecast Services | Operating Segments
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenue	26,945,564	185,933,821	377,742,872	143,558,567
Cost of Sales
Cost of Sales	257,406	$ 185,540,685
Segment Reporting Information, Profit (Loss) [Abstract]
Gross Profit			3,167,834	7,132,788
Assets [Abstract]
Total	135,643,801		51,592,929	$ 30,084,607
Unallocated | Operating Segments
Assets [Abstract]
Total	$ 0		$ 16,359,383

[1]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")
[2]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited ("Guang Ming"). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")